Schedule of changes in accumulated other comprehensive loss (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)		Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)
Actuarial loss on defined benefit plan:
Actuarial loss on obligation		₨ (3,690)		₨ (3,061)		₨ (6,449)
Income tax expense						(443)
Total	$ (38)	(3,690)	[1]	(3,061)	[1]	(6,006)	[1]
Foreign currency translation:
Foreign currency translation differences		(239,038)		202,414		(15,027)
Balance at the end of year		₨ (242,728)		₨ 199,353		₨ (21,033)

[1]	Refer to Note 31 for the movement during the year.